STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)
BNY Mellon Responsible Horizons Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7%
Advertising – 0.2%
Lamar Media Corp., 3.63%, 1/15/2031 50,000 45,986
45,986
Auto Manufacturers – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031
(a)
50,000 45,433
Daimler Finance North America LLC, 1.45%,
3/02/2026
(a)
150,000 139,789
General Motors Co.
6.80%, 10/01/2027 100,000 113,017
5.95%, 4/01/2049 235,000 262,118
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 175,882
736,239
Banks – 20.8%
Bank of America Corp.
3.82%, 1/20/2028 165,000 167,094
3.19%, 7/23/2030 200,000 193,752
2.83%, 10/24/2051 100,000 85,448
Series X, 6.25%
(b)
225,000 233,145
Bank of Montreal, 0.95%, 1/22/2027 150,000 138,334
Bank of Nova Scotia (The), 0.65%, 7/31/2024 100,000 95,191
Citigroup, Inc.
3.11%, 4/08/2026 125,000 124,027
3.98%, 3/20/2030 250,000 254,234
Cooperatieve Rabobank UA, 1.00%,
9/24/2026
(a)
250,000 230,452
Credit Suisse Group AG
2.59%, 9/11/2025
(a)
250,000 241,696
3.87%, 1/12/2029
(a)
250,000 244,306
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 137,532
2.64%, 2/24/2028 150,000 143,580
4.41%, 4/23/2039 220,000 232,823
HSBC Holdings PLC
1.16%, 11/22/2024 200,000 193,232
2.80%, 5/24/2032 200,000 182,125
JPMorgan Chase & Co.
0.77%, 8/09/2025 300,000 284,611
3.88%, 7/24/2038 170,000 172,028
3.11%, 4/22/2051 100,000 88,975
Morgan Stanley
3.74%, 4/24/2024 250,000 252,616
3.88%, 1/27/2026 250,000 254,986
1.93%, 4/28/2032 250,000 216,387
NatWest Group PLC, 1.64%, 6/14/2027 200,000 183,113
Royal Bank of Canada, 0.65%, 7/29/2024 250,000 237,942
Societe Generale SA, 2.23%, 1/21/2026
(a)
250,000 237,571
Sumitomo Mitsui Financial Group, Inc., 2.35%,
1/15/2025 200,000 194,537
UBS Group AG, 1.49%, 8/10/2027
(a)
200,000 181,825
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 43,735
5,245,297
Beverages – 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 100,000 111,374
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 100,000 108,284
5.55%, 1/23/2049 100,000 122,407
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Beverages – 2.0% (continued)
Coca-Cola Co. (The)
1.38%, 3/15/2031 130,000 112,808
3.00%, 3/05/2051 60,000 55,422
510,295
Biotechnology – 0.7%
Amgen, Inc.
1.65%, 8/15/2028 75,000 68,466
4.66%, 6/15/2051 100,000 110,522
178,988
Building Materials – 0.6%
Carrier Global Corp., 2.72%, 2/15/2030 150,000 141,147
141,147
Chemicals – 3.3%
Braskem Netherlands Finance BV, 4.50%,
1/31/2030
(a)
200,000 193,929
Nutrien Ltd., 4.00%, 12/15/2026 200,000 206,392
Orbia Advance Corp. SAB de CV, 2.88%,
5/11/2031
(a)
200,000 177,399
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 200,762
Valvoline, Inc., 4.25%, 2/15/2030
(a)
50,000 45,721
824,203
Commercial Services – 1.0%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 199,287
S&P Global, Inc., 3.70%, 3/01/2052
(a)
50,000 50,850
250,137
Computers – 4.5%
Apple, Inc.
2.85%, 5/11/2024 200,000 201,742
2.20%, 9/11/2029 100,000 95,431
4.65%, 2/23/2046 100,000 118,684
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 67,386
3.45%, 12/15/2051
(a)
70,000 57,033
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 125,000 121,399
6.35%, 10/15/2045 50,000 59,083
HP, Inc., 1.45%, 6/17/2026 130,000 119,654
International Business Machines Corp.
1.95%, 5/15/2030 160,000 145,787
2.85%, 5/15/2040 100,000 88,908
Kyndryl Holdings, Inc.
3.15%, 10/15/2031
(a)
40,000 33,764
4.10%, 10/15/2041
(a)
40,000 31,081
1,139,952
Diversified Financial Services – 4.8%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 2/15/2024 150,000 147,680
3.85%, 10/29/2041 150,000 131,965
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 101,223
8.00%, 11/01/2031 100,000 125,665
Capital One Financial Corp., 2.36%, 7/29/2032 100,000 86,209
Intercontinental Exchange, Inc., 1.85%,
9/15/2032 100,000 86,565
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 184,308
Nuveen LLC, 4.00%, 11/01/2028
(a)
100,000 104,193

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Diversified Financial Services – 4.8% (continued)
Synchrony Financial
4.38%, 3/19/2024 150,000 152,888
2.88%, 10/28/2031 100,000 88,829
1,209,525
Electric – 1.6%
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 150,000 149,695
Series A, 4.13%, 5/15/2049 100,000 101,373
NSTAR Electric Co., 3.10%, 6/01/2051 175,000 158,587
409,655
Entertainment – 0.8%
Magallanes, Inc.
3.64%, 3/15/2025
(a)
150,000 151,071
5.39%, 3/15/2062
(a)
50,000 51,804
202,875
Food – 1.4%
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 51,263
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 101,712
5.20%, 7/15/2045 30,000 32,513
SYSCO Corp., 2.40%, 2/15/2030 175,000 162,946
348,434
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 94,322
94,322
Gas – 0.3%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 65,144
65,144
Healthcare-Products – 0.8%
Zimmer Biomet Holdings, Inc., 1.45%,
11/22/2024 200,000 192,003
192,003
Healthcare-Services – 1.9%
DaVita, Inc., 4.63%, 6/01/2030
(a)
50,000 46,760
HCA, Inc.
5.25%, 6/15/2026 150,000 158,473
4.63%, 3/15/2052
(a)
55,000 55,597
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 184,240
UnitedHealth Group, Inc., 3.05%, 5/15/2041 50,000 46,684
491,754
Home Builders – 0.4%
KB Home, 4.00%, 6/15/2031 50,000 45,348
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 53,240
98,588
Home Furnishings – 0.2%
Tempur Sealy International, Inc., 3.88%,
10/15/2031
(a)
50,000 42,949
42,949
Insurance – 5.5%
Allianz SE, 3.20%
(a)(b)
200,000 174,000
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 50,965
American International Group, Inc., 3.40%,
6/30/2030 225,000 224,709
Jackson Financial, Inc., 1.13%, 11/22/2023
(a)
250,000 242,619
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
80,000 63,776
Massachusetts Mutual Life Insurance Co., 3.38%,
4/15/2050
(a)
50,000 45,114
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Insurance – 5.5% (continued)
MetLife, Inc., 6.40%, 12/15/2036 100,000 108,180
Metropolitan Life Global Funding I, 1.55%,
1/07/2031
(a)
150,000 129,789
Principal Life Global Funding II, 0.88%,
1/12/2026
(a)
200,000 182,785
Prudential Financial, Inc.
5.63%, 6/15/2043 55,000 55,481
5.13%, 3/01/2052 100,000 101,215
1,378,633
Internet – 2.4%
Alibaba Group Holding Ltd., 2.70%, 2/09/2041 200,000 152,703
Amazon.com, Inc.
2.88%, 5/12/2041 100,000 92,522
3.10%, 5/12/2051 50,000 47,156
3.25%, 5/12/2061 100,000 94,129
Prosus NV, 4.19%, 1/19/2032
(a)
200,000 176,213
Twitter, Inc., 5.00%, 3/01/2030
(a)
50,000 49,835
612,558
Iron/Steel – 0.3%
Steel Dynamics, Inc., 2.80%, 12/15/2024 85,000 84,162
84,162
Lodging – 0.3%
Marriott International, Inc., Series HH, 2.85%,
4/15/2031 90,000 82,278
82,278
Media – 2.8%
Charter Communications Operating LLC /
Charter Communications Operating Capital
6.48%, 10/23/2045 100,000 114,142
4.40%, 12/01/2061 50,000 43,703
Comcast Corp.
4.15%, 10/15/2028 55,000 57,880
3.40%, 7/15/2046 125,000 117,850
2.94%, 11/01/2056
(a)
150,000 124,509
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 152,206
3.50%, 5/13/2040 100,000 97,770
708,060
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 57,469
57,469
Oil & Gas – 2.7%
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 202,698
3.00%, 2/24/2050 65,000 56,395
Lundin Energy Finance BV, 3.10%, 7/15/2031
(a)
200,000 185,531
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 46,420
Phillips 66, 3.30%, 3/15/2052 50,000 44,125
TotalEnergies Capital International SA, 3.13%,
5/29/2050 90,000 82,491
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 62,439
680,099
Oil & Gas Services – 0.8%
Schlumberger Holdings Corp., 4.30%,
5/01/2029
(a)
200,000 206,481
206,481

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Pharmaceuticals – 5.1%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 248,502
4.05%, 11/21/2039 150,000 154,566
AstraZeneca Finance LLC, 2.25%, 5/28/2031 150,000 139,868
Bausch Health Cos., Inc., 6.13%, 2/01/2027
(a)
50,000 50,377
Cigna Corp., 4.38%, 10/15/2028 100,000 105,346
Merck & Co., Inc., 2.75%, 12/10/2051 50,000 43,656
Pfizer, Inc., 2.63%, 4/01/2030 240,000 233,293
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 100,000 100,317
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/2028 200,000 217,113
1,293,038
Pipelines – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/2039
(a)
65,000 56,681
Enbridge, Inc.
0.55%, 10/04/2023 150,000 145,447
5.50%, 7/15/2077 60,000 59,335
Enterprise Products Operating LLC, 3.30%,
2/15/2053 125,000 107,065
Galaxy Pipeline Assets Bidco Ltd., 2.16%,
3/31/2034
(a)
192,172 177,431
MPLX LP, 5.50%, 2/15/2049 100,000 111,086
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 92,390
749,435
Real Estate Investment Trusts – 4.8%
Alexandria Real Estate Equities, Inc., 2.95%,
3/15/2034 150,000 141,345
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 88,445
4.30%, 4/15/2052 34,000 33,061
American Tower Corp., 3.38%, 5/15/2024 175,000 175,649
Boston Properties LP, 2.75%, 10/01/2026 100,000 97,485
Crown Castle International Corp., 1.05%,
7/15/2026 160,000 144,775
Extra Space Storage LP
3.90%, 4/01/2029 16,000 16,048
2.35%, 3/15/2032 65,000 57,158
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
50,000 46,950
ProLogis LP, 3.00%, 4/15/2050 65,000 58,082
Public Storage, 1.95%, 11/09/2028 125,000 115,934
Simon Property Group LP
1.75%, 2/01/2028 100,000 91,276
3.25%, 9/13/2049 100,000 89,939
Vornado Realty LP, 2.15%, 6/01/2026 50,000 46,802
1,202,949
Retail – 3.5%
7-Eleven, Inc.
1.30%, 2/10/2028
(a)
100,000 87,710
2.50%, 2/10/2041
(a)
100,000 80,996
Asbury Automotive Group, Inc., 4.63%,
11/15/2029
(a)
50,000 46,624
Genuine Parts Co., 1.75%, 2/01/2025 120,000 114,703
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 147,183
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Retail – 3.5% (continued)
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 45,357
2.80%, 9/15/2041 100,000 85,931
4.25%, 4/01/2052 6,000 6,216
4.45%, 4/01/2062 37,000 38,566
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
50,000 49,383
McDonald's Corp., 4.20%, 4/01/2050 55,000 57,604
Murphy Oil USA, Inc., 3.75%, 2/15/2031
(a)
50,000 45,729
Starbucks Corp., 4.45%, 8/15/2049 60,000 64,329
870,331
Semiconductors – 2.1%
Analog Devices, Inc., 1.70%, 10/01/2028 200,000 184,873
Micron Technology, Inc., 2.70%, 4/15/2032 150,000 136,030
NXP BV / NXP Funding LLC / NXP USA, Inc.,
3.25%, 5/11/2041
(a)
120,000 106,145
Qualcomm, Inc.
1.65%, 5/20/2032 50,000 43,422
3.25%, 5/20/2050 50,000 48,432
518,902
Software – 3.9%
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 130,000 119,475
Fiserv, Inc., 3.20%, 7/01/2026 100,000 99,626
Microsoft Corp.
2.70%, 2/12/2025 200,000 201,420
2.68%, 6/01/2060 100,000 86,565
Oracle Corp.
3.65%, 3/25/2041 100,000 87,611
4.00%, 7/15/2046 50,000 44,494
3.95%, 3/25/2051 100,000 87,742
Salesforce.com, Inc.
1.50%, 7/15/2028 90,000 82,977
2.70%, 7/15/2041 50,000 44,426
VMware, Inc., 1.40%, 8/15/2026 130,000 119,539
973,875
Telecommunications – 3.6%
AT&T, Inc.
2.30%, 6/01/2027 100,000 95,448
2.55%, 12/01/2033 200,000 178,088
3.50%, 6/01/2041 100,000 92,331
3.80%, 12/01/2057 150,000 137,448
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
100,000 101,517
4.55%, 3/15/2052
(a)
62,000 61,818
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 86,968
2.85%, 9/03/2041 60,000 52,990
3.88%, 3/01/2052 100,000 100,785
907,393
Transportation – 3.1%
Canadian Pacific Railway Co.
1.75%, 12/02/2026 50,000 47,177
3.00%, 12/02/2041 50,000 45,084
CSX Corp.
4.25%, 3/15/2029 100,000 106,169
3.95%, 5/01/2050 90,000 93,522
FedEx Corp., 3.25%, 5/15/2041 100,000 89,793

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statement of Investments
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 92.7% (continued)
Transportation – 3.1% (continued)
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 179,570
Union Pacific Corp., 2.15%, 2/05/2027 225,000 216,624
777,939
Total Corporate Bonds (cost $23,234,262) 23,331,095
Foreign Governmental – 1.4%
Chile Government International Bond, 2.45%,
1/31/2031 200,000 187,806
Colombia Government International Bond,
3.25%, 4/22/2032 200,000 167,474
Total Foreign Governmental (cost $354,010) 355,280
Municipal Securities – 0.0%
California Health Facilities Financing Authority,
RB, Series 2022, 4.35%, 6/01/2041 10,000 10,186
Total Municipal Securities (cost $10,000) 10,186
U.S. Treasury Government Securities – 3.0%
U.S. Treasury Bonds
2.00%, 11/15/2041 588,000 532,232
1.88%, 11/15/2051 119,000 104,422
2.25%, 2/15/2052 110,700 106,203
Total U.S. Treasury Government Securities
(cost $737,440) 742,857
Shares
Investment Companies – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.19%
(c)(d)
(cost $656,305) 656,305 656,305
Total Investments (cost $24,992,017) 99.7% 25,095,723
Cash and Receivables (Net) 0.3% 82,992
Net Assets 100.0% 25,178,715
RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $5,892,329 or 23.40% of net assets.
(b)
Perpetual bond with no specified maturity date.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of March 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Ultra U.S. Treasury Bond 2 6/21/2022 346,941 354,250 7,309
Futures Short
Ultra 10 Year U.S. Treasury Bond 4 6/21/2022 537,884 541,875 (3,991)
Gross Unrealized Appreciation 7,309
Gross Unrealized Depreciation (3,991)

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible
Horizons Corporate Bond ETF (the “fund”) is an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an
exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by BNY Mellon ETF Trust (the “Trust”) Board of
Trustees (the “Board”). Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a
Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by
the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.
Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the
last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within
Level 1 of the fair value hierarchy.
The table below summarizes the inputs used as of March 31,
2022 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended March 31, 2022
is discussed below.
Futures: In the normal course of pursuing its investment
objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments.
The fund invests in futures in order to manage the exposure
to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on
which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed,
the fund recognizes a realized gain or loss
.
There is minimal
counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2022, are set forth in the
Statement of Investments for the fund.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
At March 31, 2022, accumulated net unrealized appreciation
on investments inclusive of derivative contracts was $107,024, consisting of $147,312 gross unrealized appreciation and $40,288 gross unrealized depreciation.
At March 31, 2022, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 23,331,095 — 23,331,095
Foreign Governmental — 355,280 — 355,280
Municipal Securities — 10,186 — 10,186
U.S. Treasury Government
Securities — 742,857 — 742,857
Investment Companies 656,305 — — 656,305
Other Financial Instruments:
Futures
††
7,309 — — 7,309
Liabilities ($)
Other Financial Instruments:
Futures
††
(3,991) — — (3,991)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.